SEGMENT INFORMATION	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
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SEGMENT INFORMATION

NOTE 9 – SEGMENT INFORMATION

ASC 280, Segment Reporting, establishes standards for a public entity to report information about operating segments using the “management approach.” Operating segments are components of an entity for which discrete financial information is available and that are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, and applied the guidance retrospectively to all periods presented. The adoption did not change the Company’s identification of operating segments

The Company’s CODM has been identified as the Chief Executive Officer (the “CODM”), who reviews operating results on a consolidated basis to allocate resources and assess performance. Accordingly, management has determined the Company has one operating and reportable segment.

The CODM assesses performance and allocates resources based on net income (loss), which is reported on the statement of operations. The significant segment expense category regularly provided to the CODM is formation and operating costs. All other segment items included in net income (loss) primarily consist of interest income on investments held in the Trust Account, interest earned on cash held in bank accounts, and income taxes, if any, and are included in the statement of operations and described in the related notes.

Schedule for Reportable Segment

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Formation and operating costs	$(588,017)	$-
Other segment income	534,730	-
Net loss	$(53,287)	$-

Key Asset Metric Reviewed by CODM

The measure of segment assets is total assets as reported on the balance sheet. The CODM also monitors Investments held in Trust Account as a key component of the Company’s total assets.

	March 31, 2026	December 31, 2025
Cash and investments held in trust account	$60,960,574	$60,429,224

NOTE 8 — SEGMENT REPORTING

ASC 280, Segment Reporting, establishes standards for a public entity to report information about operating segments using the “management approach.” Operating segments are components of an entity for which discrete financial information is available and that are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, and applied the guidance retrospectively to all periods presented. The adoption did not change the Company’s identification of operating segments

The Company’s CODM has been identified as the Chief Executive Officer (the “CODM”), who reviews operating results on a consolidated basis to allocate resources and assess performance. Accordingly, management has determined the Company has one operating and reportable segment.

The CODM assesses performance and allocates resources based on net income (loss), which is reported on the statement of operations. The significant segment expense category regularly provided to the CODM is formation and operating costs. All other segment items included in net income (loss) primarily consist of interest income on investments held in the Trust Account, interest earned on cash held in bank accounts, and income taxes, if any, and are included in the statement of operations and described in the related notes.

Schedule for Reportable Segment

	Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Formation and operating costs	$(190,582)	$(79,459)
Other segment income	436,036	37
Net Income (loss)	$245,454	$(79,422)

Key Asset Metric Reviewed by CODM

The measure of segment assets is total assets as reported on the balance sheet. The CODM also monitors Investments held in Trust Account as a key component of the Company’s total assets.

	December 31, 2025	December 31, 2024
Cash and investments held in trust account	$60,429,224	$-

Goodvision Inc [Member]
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SEGMENT INFORMATION

8.	SEGMENT INFORMATION

The Company applies the guidance in ASC 280, Segment Reporting. Operating segments are identified based on the information reviewed by the Company’s chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company operates as one reportable operating segment, and therefore no segment profit or loss, asset, or liability information is presented separately.

Substantially all of the Company’s revenues for the years ended September 30, 2025 and 2024 were derived from customers located in California.

Goodvision AI Inc [Member]
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SEGMENT INFORMATION

Note 11. Segment and Geographical Information

The Company operates as a single reportable operating segment, providing integrated, managed cloud and artificial intelligence-related services to enterprise and institutional customers. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, reviews the consolidated statements of operations as a whole for purposes of allocating resources and assessing performance. The CODM does not receive or review disaggregated financial information by product line, service type, or geography for purposes of making operating decisions. Accordingly, no aggregation of operating segments has been performed. The measure of segment profitability reviewed by the CODM is gross profit, as reported on the condensed consolidated statements of operations.

For the three and six months ended March 31, 2026, revenues generated from customers located in Canada represented the majority of total revenues, with the remainder derived from customers located in the United States.

Substantially all long-lived assets are located in the United States as of March 31, 2026 and September 30, 2025.